Acquisitions - Narrative (Details) $ in Thousands												3 Months Ended								5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 29, 2015 USD ($) MW	Dec. 23, 2014 USD ($) MW	Dec. 18, 2014 USD ($) power_plant MW	Nov. 04, 2014 USD ($) power_plant MW	Jul. 23, 2014 USD ($) power_plant MW shares	Jun. 26, 2014 USD ($) power_plant MW	May. 22, 2014 USD ($) power_plant MW	May. 21, 2014 USD ($) power_plant MW	May. 16, 2014 USD ($) MW	May. 15, 2014 USD ($) MW	Mar. 28, 2014 USD ($) MW	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jul. 23, 2014 USD ($) MW	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 MW	Jul. 22, 2014
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW																									313.0
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest												$ 791,615								$ 791,615		$ 791,615
Purchase price for acquisition, net of acquired cash																						644,890	$ 0	$ 0
Operating revenues, net												42,820	$ 53,566	$ 22,378	$ 8,392	$ 5,677	$ 5,401	$ 4,663	$ 2,975			127,156	18,716	16,992
Net (loss) income												(62,826)	$ (1,868)	$ (13,438)	$ (3,791)	$ (1,836)	$ 74	$ 341	$ (491)	(71,418)	$ (10,505)	(81,923)	(1,912)	(790)
Acquisition costs including amounts for affiliates																						$ 14,261	$ 0	$ 0
DG Portfolios
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW		25.7
Transactions Under Common Control, Consideration Transferred		$ 50,600
Minimum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)																						10 years
Maximum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)																						25 years
United Kingdom | Fairwinds and Crundale
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW				50.0
Number of Businesses Acquired | power_plant				2
Long-term debt assumed				$ 63,700
Transactions Under Common Control, Consideration Transferred				$ 32,200
Nellis | Clark County, Nevada
Business Acquisition [Line Items]
Equity interest acquired (in percent)											100.00%
Solar energy generation system capacity (in megawatts) | MW											14.0
Purchase price for acquisition, net of acquired cash											$ 14,211
CalRENEW-1 | Mendota, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)										100.00%
Solar energy generation system capacity (in megawatts) | MW										6.3
Purchase price for acquisition, net of acquired cash										$ 14,334
Atwell Island | Tulane County, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)									100.00%
Solar energy generation system capacity (in megawatts) | MW									23.5
Purchase price for acquisition, net of acquired cash									$ 67,212
Stonehenge Operating projects | United Kingdom
Business Acquisition [Line Items]
Equity interest acquired (in percent)								100.00%
Solar energy generation system capacity (in megawatts) | MW								23.6
Purchase price for acquisition, net of acquired cash								$ 25,102
Number of Businesses Acquired | power_plant								3
Summit Solar Projects | United States | Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW							19.6
Purchase price for acquisition, net of acquired cash							$ 29,040
Number of Businesses Acquired | power_plant							50
Summit Solar Projects | Canada | Affiliate of Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW					3.8																3.8
Purchase price for acquisition, net of acquired cash					$ 21,061
Number of Businesses Acquired | power_plant					7
MA Operating | Massachusetts
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW						12.2
Number of Businesses Acquired | power_plant						4
Purchase price for acquisition						$ 39,500
Mt. Signal
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest												291,655								291,655		$ 291,655
Mt. Signal | Riverstone
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)																										50.00%
Mt. Signal | Net SunEdison Investment
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)																										50.00%
Mt. Signal | Mt Signal, California
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW					265.8																265.8
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest					$ 291,655																$ 291,655
Value assigned to equity consideration					$ 292,000
Mt. Signal | Mt Signal, California | Common Class B1
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares) | shares					5,840,000
Value assigned to equity consideration					$ 146,000																146,000
Mt. Signal | Mt Signal, California | Common Class B
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares) | shares					5,840,000
Value assigned to equity consideration					$ 146,000																$ 146,000
HES | United States
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW				25.3
Number of Businesses Acquired | power_plant				101
Value assigned to equity consideration				$ 32,800
CD DG Portfolio
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest												$ 256,703								$ 256,703		256,703
CD DG Portfolio | United States
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW			77.6
Number of Businesses Acquired | power_plant			42
Value assigned to equity consideration			$ 256,700
Acquired Projects
Business Acquisition [Line Items]
Operating revenues, net																						60,794
Net (loss) income																						$ 12,487
Subsequent Event | First Wind
Business Acquisition [Line Items]
Enterprise value	$ 830,000
Subsequent Event | Energy Equipment | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW	521.1
Subsequent Event | Wind Power Systems | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW	500.0
Subsequent Event | Solar generation facilities | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts) | MW	21.1